SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 62                                               *

T. ROWE PRICE NEW ERA FUND, INC.
(Exact Name of Registrant as Specified in Charter)

100 East Pratt Street, Baltimore, Maryland  21202
(Address of Principal Executive Offices)

Telephone Number: 410-547-2000

Henry H. Hopkins
100 East Pratt Street
Baltimore, Maryland 21202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:
            X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
                     60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of Rule 485

     Pursuant to Section 24f-2 of the Securities Act of 1933, the
Registrant has registered an indefinite number of securities and intends to file a 24f-2 Notice by February 29, 1996.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                     Proposed        Proposed
                                      Maximum         Maximum
                      Amount         Offering        Aggregate     Amount of
Title of Securities    Being           Price         Offering    Registration
Being Registered    Registered       Per Unit          Price         Fee


Capital Stock of $1.00              Varying prices calculated
par value per share     487,861      as set forth in prospectus        None  *


Capital Stock of $1.00
par value per share      11,919                                        $100  *

*The calculation of the registration fee was made pursuant to Rule 24e-2 and was based upon an offering price of $24.33 per share, equal to the net asset * value as of the close of business on February 12, 1996 pursuant to Rule * 457(c). The total number of shares redeemed during this fiscal year ended
December 31, 1995 amounted to 11,618,055 shares.  Of this number of          *
shares, -0- shares have been used for reduction pursuant to paragraph (a) of Rule 24e-2 in all previous filings of post-effective amendments during the current year, and 11,130,194 shares have been used for reduction pursuant * to paragraph (c) of Rule 24f-2 in all previous filings during the current
year.  487,861 shares of the redeemed shares for the fiscal year ended       *
December 31, 1995 are being used for the reduction in the post-effective * amendment being filed herein.

     Pursuant to the requirements of the Securities Act of 1933 (the "Act"), as amended, the Registrant, T. Rowe Price New Era Fund, Inc., hereby submits this Post-Effective Amendment No. 62 to its Registration Statement, * Form N-1A (SEC File Number 2-29866), pursuant to paragraph (b) of Rule 485 under the Act. The purpose of this Amendment is to register an additional
499,780 shares of capital stock of the Fund to be offered under the          *
currently effective Prospectus dated May 1, 1995 and to furnish the          *
following:


       EXHIBIT A:    Opinion of Shereff, Friedman, Hoffman & Goodman
                     as to the legality of the securities being registered.

       EXHIBIT B:    Representation of Henry H. Hopkins (Counsel for the
                     Registrant), as required under Rule 485(b)(3) and (e).


     It is respectfully requested that this Post-Effective Amendment No. 62 * become effective immediately upon filing pursuant to paragraph (b) of Rule
485 under the Act.

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of
Maryland, this 23rd day of February, 1996.                                    *

                              T. ROWE PRICE NEW ERA FUND, INC.


                              /s/ GEORGE A. ROCHE, President and Director

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               SIGNATURE              TITLE                   DATE


       /s/ GEORGE A. ROCHE       President & Director    February 23, 1996   *

       /s/ CARMEN F. DEYESU      Treasurer               February 23, 1996   *

       /s/ LEO C. BAILEY         Director                February 23, 1996   *

       /s/ GEORGE J. COLLINS     Director                February 23, 1996   *

       /s/ DONALD W. DICK, JR.   Director                February 23, 1996   *

       /s/ DAVID K. FAGIN        Director                February 23, 1996   *

       /s/ CARTER O. HOFFMAN     Director                February 23, 1996   *

       /s/ ADDISON LANIER        Director                February 23, 1996   *

       /s/ JOHN K. MAJOR         Director                February 23, 1996   *

       /s/ HANNE M. MERRIMAN     Director                February 23, 1996   *

       /s/ JAMES S. RIEPE        V.P. and Director       February 23, 1996   *

       /s/ HUBERT D. VOS         Director                February 23, 1996   *

       /s/ PAUL M. WYTHES        Director                February 23, 1996   *